NVIT GQG US Quality Equity Fund Investment Objectives and Goals - NVIT GQG US Quality Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT GQG US Quality Equity Fund seeks long-term capital appreciation.